GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2014
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

11) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2014	2013	2012

General and administrative expense	$83,493	$83,235	$78,341
Share-based compensation expense	21,548	27,025	15,503

General and administrative expense	$105,041	$110,260	$93,844